Financial instruments - fair values and risk management - Summary of Tabular Form Of Analysis Of Loan And Borrowings (Details) - ZAR (R)	Dec. 31, 2023	Dec. 31, 2022
NGN | Other loans
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Interest rate	0.00%	0.00%
EUR | Other loans
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Interest rate	0.00%	0.00%
ZAR | Financial institution loan
Disclosure In Tabular Form Of Analysis Of Loan And Borrowings [Line Items]
Interest rate		15.00%
Facility amount		R 75,032,000